SHARE-BASED COMPENSATION	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SHARE-BASED COMPENSATION

NOTE 10. SHARE-BASED COMPENSATION

The Company issues share-based compensation that consists of common stock, restricted stock and stock options to its directors, officers, employees and consultants. All common stock and restricted stock awards are subject to the securities law restrictions of Rule 144 as promulgated under the Securities Act of 1933, as amended.

Common Stock

The Company recognizes the cost of the common stock issued to directors, officers, and employees as compensation expense at the closing market price on the grant date. All common stock awards are fully vested on the date of grant, therefore no unrecognized compensation expense is associated with these awards. The Company awarded 1,300,000 common shares totaling $87,200 for director fees and 3,666,667 common shares totaling $126,000 for compensation and $140,000 for accrued salaries during the year ended December 31, 2011. The director fees and compensation are included in general and administrative expense.

Restricted Stock

Awards of restricted stock are independent of stock option grants and are generally subject to forfeiture if employment terminates prior to vesting. Prior to vesting, ownership of the restricted stock cannot be transferred. The restricted stock has the same voting rights as the common stock. The Company recognizes fair value of restricted stock awards based upon the stock’s closing market price on the grant date as compensation according to the terms of award’s vesting schedule; i.e. ratably over the vesting period or upon attainment of specific performance-based goals and objectives. On December 28, 2011, the Company awarded 5 million restricted shares as 2011 bonuses and 15.25 million restricted shares for 2012 performance-based awards. Compensation expense from vested restricted stock awards totaled $295,219 for 2011 and is reflected in general and administrative expense. There is approximately $715,225 in unrecognized compensation and consulting fees relating to the 2012 performance-based restricted stock awards at December 31, 2011.

Stock Options

The Company has issued stock options at exercise prices equal to the Company’s common stock market price on the date of grant with contractual terms of three to seven years. Historically, the stock options were fully vested and expensed as compensation on the grant date. During 2010, the Company began issuing stock options with vesting schedules and such stock options are generally subject to forfeiture if employment terminates prior to vesting. At December 31, 2011, there were approximately $383,888 in unrecognized compensation expense relating to these awards, of which approximately $363,000 will vest only upon the attainment of specific performance-related goals. Share-based compensation relating to vested options of $521,961 is included in general and administrative expense and $79,200 is included in research and development.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the most recent historical period equal to the expected life of the option); the expected option life (an estimate based on historical experience); the expected dividend yield; and the risk-free interest rate (an estimate based upon on the yields of Treasury constant maturities equal to the expected life of the option).

The fair values for the 3-year and 7-year options granted during the year ended December 31, 2011 were determined using the Black-Scholes option pricing model with the following assumptions:

	3-Year Options	7-Year Options
Expected stock volatility	128.47%	261.62%
Expected option life	3 years	7 years
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	1.180%	2.90%

During the year ended December 31, 2011, the Company issued the following options to acquire common stock:

Date Issued	Shares	Consideration	Valuation	Relationship
02/08/2011	1,500,000	Compensation	$77,570	Corporate Officer
03/02/2011	3,500,000	2010 Bonus Awards	$193,926	Board Member & Mgmt Team
03/30/2011	13,750,000	Performance Based Award	$907,058	Board, Mgmt, and Consultant
	18,750,000		$1,178,554

During the year ended December 31, 2010, the Company issued the following options to acquire common stock:

Date Issued	Shares	Consideration	Valuation	Company Relationship
02/04/2010	200,000	Director Compensation	$7,932	Board Member
02/06/2010	500,000	Director Compensation	$20,665	Board Member
10/06/2010	1,300,000	Employee Incentive Comp	$91,907	Corporate Officer
11/30/2010	1,200,000	Accrued Salary	$81,119	Non Executive Employee
12/27/2010	7,222,222	Employee Incentive Comp	$485,403	Corporate Officer and Board Member
12/27/2010	1,333,333	Director Compensation	$89,613	Board Member
	11,755,555		$776,639

The following table summarizes the stock option activity for the years ended December 31,

	2011			2010
	Shares	Weighted average exercise price		Shares	Weighted average exercise price
Outstanding at beginning of year	26,583,334		$.078	38,042,499		$.298
Granted	18,750,000		.068	11,755,556		.089
Exercised	(3,861,111)		.074	—		—
Forfeited / expired / cancelled	(555,556)		..090	(23,214,721)		..118
Outstanding at end of year	40,916,667	$	..067	26,583,334	$	..078
Options exercisable at end of year	35,009,904		$.068	25,383,334		$.078
Weighted average remaining contractual term	1.80 years		2.09 years

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011:

	Options Outstanding and Exercisable
Exercise prices	Number outstanding	Weighted average remaining contractual terms (years)	Weighted Average Exercise price
$.045	4,444,444	0.35		$.045
$.066	8,250,000	6.25		.066
$.070	1,093,237	2.11		.070
$.073	2,250,000	1.00		.073
$.075	3,500,000	2.17		.075
$.080	1,500,000	0.27		.080
$.090	12,672,223	1.59		.090
$.094	1,300,000	1.76		..094
	35,009,904	1.80	$	..068

The aggregate intrinsic value of the 35,009,904 options outstanding and exercisable at December 31, 2011 was $8,444. The aggregate intrinsic value for the options is calculated as the difference between the prices of the underlying awards and quoted price of the Company’s common stock for the options that were in-the-money at December 31, 2011.

NOTE 12

Stock-Based Compensation

The Company issues stock-based compensation that consists of common stock, restricted stock and stock options to its directors, officers and employees. All common stock and restricted stock awards are subject to the securities law restrictions of Rule 144 as promulgated under the Securities Act of 1933, as amended.

Common Stock

The Company recognizes the cost of the common stock issued to directors, officers, and employees as compensation expense at the closing price on the grant date. All common stock awards are fully vested on the date of grant, therefore there is no unrecognized compensation expense associated with these awards. The Company awarded to directors, officers and employees 10 million shares of common stock totaling $667,033 during 2010 and 13.55 million shares of common stock totaling $1,512,750 during 2009.

Restricted Stock

Awards of restricted stock are independent of stock option grants and are generally subject to forfeiture if employment terminates prior to vesting. Prior to vesting, ownership of the restricted stock cannot be transferred. The restricted stock has the same voting rights as the common stock. The Company recognizes the cost of restricted stock awards ratably over the vesting period as compensation expense at the closing price on the date of grant. The Company issued one million shares of restricted stock totaling $94,000 during 2010 and no restricted stock in 2009. As of December 31, 2010, there is approximately $61,000 in unrecognized compensation associated with this award to be reflected in 2011.

Stock Options

The Company issued stock options under its stock plan at exercise prices equal to the Company’s common stock price on the date of grant with contractual terms of three years. Historically, the stock options were fully vested and expensed as compensation on the grant date. Beginning in 2010, the Company began to issue stock options with vesting schedules and such stock options are generally subject to forfeiture if employment terminates prior to full vesting. There was no unrecognized compensation expense at the end of 2010 and 2009.

During the years ended December 31, 2010 and 2009, the Company issued the following common stock options:

Date Issued	Shares	Consideration	Valuation	Company Relationship
02/04/2010	200,000	Director Compensation	$7,932	Board Member
02/06/2010	500,000	Director Compensation	$20,665	Board Member
10/06/2010	1,300,000	Employee Incentive Comp	$91,907	Corporate Officer
11/30/2010	1,200,000	Accrued Salary	$81,119	Non Executive Employee
12/27/2010	7,222,222	Employee Incentive Comp	$485,403	Corporate Officer and Board Member
12/27/2010	1,333,333	Director Compensation	$89,613	Board Member
	11,755,555		$776,639

Date Issued	Shares	Consideration	Valuation	Relationship
04/10/2009	5,305,550	Employees’ Bonus	$221,238	Non Executive Employees
05/06/2009	8,311,116	Employees’ Bonus	$852,959	Non Executive Employees
05/06/2009	5,555,556	Officer Incentive Compensation	$570,160	Former Chief Executive Officer
06/01/2009	500,000	Officer Incentive Compensation	$63,422	Chief Financial Officer
12/31/2009	4,500,000	Employees’ Bonus	$284,227	Non Executive Employees
12/31/2009	250,000	Director Compensation	$15,791	Board Member
12/31/2009	2,000,000	Officer Incentive Compensation	$126,323	Chief Financial Officer
	26,422,222		$2,134,120

The fair value of stock options granted during 2010 was estimated using the Black-Scholes option pricing model and the following assumptions:

Risk free interest rate	1.36 – 1.52%
Expected life	3 years
Expected volatility	171 - 192%
Expected dividend yield	0%

The following table summarizes the stock option activity for the years ended December 31,

	2010			2009
	Shares	Weighted average exercise price		Shares	Weighted average exercise price
Outstanding at beginning of period	38,042,499		$.298	15,982,752		$.350
Granted	11,755,556		.089	26,422,222		.062
Exercised	—		—	(250,000)		.105
Forfeited / expired / cancelled	(23,214,721)		..118	(4,112,475)		..994
Outstanding at end of period	26,583,334	$	..078	38,042,499	$	..298
Options exercisable at end of period	25,383,334	$	..078	38,042,499	$	..298
Weighted average remaining contractual term	2.09 years			1.63 years

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2010:

	Options Outstanding and Exercisable
Exercise prices	Number outstanding	Weighted average remaining contractual terms (years)	Weighted average exercise price
$.045	5,555,555	1.35		$.045
$.073	4,500,000	2.00		.073
$.080	1,500,000	1.27		.080
$.090	12,027,779	2.48		.090
$.094	1,300,000	2.77		.094
$.140	500,000	1.42		..140
	25,383,334	2.09	$	..078

The aggregate intrinsic value of 25,383,334 options outstanding and exercisable as of December 31, 2010 was $272,167. The aggregate intrinsic value for the options is calculated as the difference between the prices of the underlying awards and quoted price of the Company’s common stock for the options that were in-the-money as of December 31, 2010.